Fair Value Measurements - Schedule of Inputs Used to Derive Fair Value of Company's Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, fair value	$ 5	$ 549	$ 157
Total liabilities, fair value	357		1,825
Open electricity contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, fair value	5	167
Total liabilities, fair value			88
Open metal contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, fair value		379
Total liabilities, fair value	352		1,353
Open natural gas contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, fair value		2
Total liabilities, fair value	5		384
Interest rate cap agreements [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, fair value		1	157
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, fair value
Total liabilities, fair value
Level 1 [Member] | Open electricity contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, fair value
Level 1 [Member] | Open metal contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, fair value
Total liabilities, fair value
Level 1 [Member] | Open natural gas contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, fair value
Total liabilities, fair value
Level 1 [Member] | Interest rate cap agreements [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, fair value
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, fair value	5	549	157
Total liabilities, fair value	357		1,825
Level 2 [Member] | Open electricity contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, fair value	5	167
Total liabilities, fair value			88
Level 2 [Member] | Open metal contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, fair value		379
Total liabilities, fair value	352		1,353
Level 2 [Member] | Open natural gas contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, fair value		2
Total liabilities, fair value	5		384
Level 2 [Member] | Interest rate cap agreements [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, fair value		1	157
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, fair value
Total liabilities, fair value
Level 3 [Member] | Open electricity contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, fair value
Level 3 [Member] | Open metal contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, fair value
Total liabilities, fair value
Level 3 [Member] | Open natural gas contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, fair value
Total liabilities, fair value
Level 3 [Member] | Interest rate cap agreements [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, fair value